                                 Salomon Brothers
                                 Opportunity Fund Inc
                                                                 April 14, 1997

Dear Shareholder:

THE NET ASSET VALUE of each of your shares at February 28, 1997 was $43.80, equivalent to $46.04 assuming the distributions from income and capital gains paid in December 1996 were reinvested in additional shares of the Fund.
This represented an increase of 21.5% from $37.89 on August 31, 1996, compared with an increase of 22.5% for the Standard & Poor's Index of 500 Stocks.

AT FEBRUARY 28, 1997, the Fund was 89.5% invested in common stocks; 10.5% of the Fund's net assets was held in cash or its equivalent.

ON THE FOLLOWING PAGES you will find unaudited financial statements of the Fund at February 28, 1997 and an unaudited list of portfolio changes for the six months ended on that date.

IF YOU WOULD LIKE to open an IRA or have any questions about the Fund, please call 1-800-SALOMON (1-800-725-6666).

WE APPRECIATE THE CONFIDENCE you have demonstrated in the past and hope to continue to serve you in future years.

                                                Cordially,

                                                /s/
                                                Irving Brilliant
                                                President and Portfolio Manager

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Results of an Investment in Salomon Brothers Opportunity Fund Inc

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. These figures represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total return for the periods indicated was as follows:

+21.77% for the one-year period beginning March 1, 1996 and ended February 28, 1997;
+16.61% for the five-year period beginning March 1, 1992 and ended February 28, 1997;
+12.61% for the ten-year period beginning March 1, 1987 and ended February 28, 1997.

Portfolio Changes six months ended February 28, 1997 (unaudited)

ADDITIONS+
------------------------------------------------
                                       Shares
                                      Increased
                                     -----------
Amcast Industrial.................     2,500
AmerUs Life Holdings..............    16,800(1)
CNA Financial.....................     3,000
Citation..........................    17,000(1)
Cone Mills........................    16,500(1)
El Chico Restaurants..............     2,600
Guilford Mills....................     2,500(1)
Heritage Media, Class A...........     3,000
Humana............................    14,000
Inso..............................     5,000(1)
MotivePower Industries............    10,000(1)
Neiman-Marcus Group...............     6,000(1)
Overseas Shipholding Group........    18,000
Reliance Group Holdings...........     8,000(1)
TRC Companies.....................    19,500

REDUCTIONS
------------------------------------------------
                                       Shares
                                      Decreased
                                     -----------
APL...............................    16,000
Alexander & Baldwin...............     1,500
Archer-Daniels-Midland............     6,000
Crown Crafts......................     8,000
Federal Home Loan Mortgage........    24,000
Intel.............................     3,000
International Business Machines...     5,000(2)
KeyCorp...........................     3,400(2)
Leucadia National.................     4,000
Loews.............................     7,000
McKesson..........................     6,000(2)
Merck.............................     5,000(2)
New Germany Fund..................     7,907
OMI...............................     6,000(2)
Trenwick Group....................       300
Wellpoint Health Networks.........     4,801

-------------
(1) New addition      (2) Elimination
+This list excludes changes resulting entirely from stock dividends and stock splits.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Net Assets February 28, 1997 (unaudited)
COMMON STOCKS -- 89.5% of Net Assets

---------------------------------------------------------------------------------------------------------
                                                                                             Value
     Shares                                                                 Cost           (Note 1a)
---------------------------------------------------------------------------------------------------------
               Banks - 15.6%
    484,488    Bank of New York.......................................     $ 2,721,411     $ 18,773,910
     12,500    Bankers Trust NY.......................................         559,920        1,134,375
     46,000    BanPonce...............................................         701,900        1,656,000
     53,120    First Chicago NBD......................................         570,621        3,107,520
     20,000    First Hawaiian.........................................         517,800          665,000
      5,500    Mercantile Bancorporation..............................          45,630          318,313
                                                                            ----------      -----------
                                                                             5,117,282       25,655,118
                                                                            ----------      -----------
               Basic Industry - 7.1%
      5,000    ASARCO.................................................         157,800          156,250
     29,500    Amcast Industrial......................................         538,624          682,188
      5,000    Champion International.................................         200,300          220,625
     17,000    Citation *.............................................         172,350          223,125
     16,500    Cone Mills *...........................................         132,928          129,938
     11,000    Crown Crafts...........................................         133,410          127,875
      8,000    Deltic Timber..........................................          85,962          198,000
      2,500    Guilford Mills.........................................          59,213           71,563
      9,500    International Shipholding..............................         162,883          166,250
     13,000    Mississippi Chemical...................................         271,014          318,500
     85,500    Monsanto...............................................       1,050,826        3,110,063
     10,000    MotivePower Industries *...............................          62,125          107,500
     18,000    NL Industries..........................................         199,350          204,750
     11,077    Newmont Mining.........................................         289,765          526,158
     14,000    Rayonier...............................................         404,730          532,000
      4,000    Stone Container........................................          70,240           52,000
     87,500    TRC Companies *........................................         565,847          360,938
     40,100    Tecumseh Products, Class A.............................       1,106,775        2,295,725
     41,000    Tecumseh Products, Class B.............................       1,721,035        2,265,250
                                                                            ----------      -----------
                                                                             7,385,177       11,748,698
                                                                            ----------      -----------
               Biotechnology & Drugs - 1.3%
     20,000    Genzyme *..............................................         277,571          515,000
     30,800    Medeva-- ADR...........................................         301,498          631,400
     25,375    Pharmacia & Upjohn.....................................         507,498          935,703
                                                                            ----------      -----------
                                                                             1,086,567        2,082,103
                                                                            ----------      -----------
               Construction - 1.2%
     26,700    Ameron.................................................         526,254        1,298,288
     34,250    Liberty Homes, Class A.................................         435,000          428,125
     24,750    Liberty Homes, Class B.................................         325,688          326,391
                                                                            ----------      -----------
                                                                             1,286,942        2,052,804
                                                                            ----------      -----------

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

COMMON STOCKS (continued)

---------------------------------------------------------------------------------------------------------
                                                                                             Value
     Shares                                                                 Cost           (Note 1a)
---------------------------------------------------------------------------------------------------------
               Consumer Goods - 4.4%
     43,000    Alexander & Baldwin....................................      $  222,979     $  1,150,250
      4,729    Ames Dept Stores, Warrants, Series C *.................           4,729           38,423
     21,300    Archer-Daniels-Midland.................................         305,527          394,050
     19,000    El Chico Restaurants *.................................          69,419          131,813
    100,000    Philips Electronics N.V................................       1,281,995        4,500,000
      6,000    Neiman-Marcus Group *..................................         138,360          161,250
     31,500    Waban *................................................         332,240          901,688
                                                                            ----------      -----------
                                                                             2,355,249        7,277,474
                                                                            ----------      -----------
               Energy - 8.3%
     14,000    Gilbert Associates, Class A............................         157,790          239,750
     31,000    Global Industrial Technologies *.......................         284,013          550,250
     28,000    Murphy Oil.............................................         773,903        1,298,500
     67,000    Royal Dutch Petroleum, 5 Guilder.......................       1,664,599       11,591,000
                                                                            ----------      -----------
                                                                             2,880,305       13,679,500
                                                                            ----------      -----------
               Finance - 11.5%
    120,000    Federal Home Loan Mortgage.............................         318,200        3,570,000
     57,800    Leucadia National......................................         153,597        1,538,925
    118,000    Loews..................................................       2,610,514       12,050,750
      5,481    NationsBank............................................          18,168          328,175
     22,093    New Germany Fund.......................................         210,214          298,256
     48,000    Pioneer Group..........................................         167,500        1,122,000
                                                                            ----------      -----------
                                                                             3,478,193       18,908,106
                                                                            ----------      -----------
               Health Care - 1.5%
      5,250    Bergen Brunswig, Class A...............................          96,675          168,656
     19,000    Foundation Health *....................................         360,890          717,250
      8,095    Horizon/CMS Healthcare *...............................         123,392          132,556
     37,000    Humana.................................................         456,345          726,125
     18,077    Wellpoint Health Networks *............................         771,342          775,051
                                                                            ----------      -----------
                                                                             1,808,644        2,519,638
                                                                            ----------      -----------
               Insurance-Life, Accident & Health - 6.2%
      7,500    American International Group...........................         440,675          907,500
     16,800    AmerUs Life Holdings...................................         318,552          352,800
     12,000    Aon....................................................         293,390          760,500
      8,400    Delphi Financial Group, Class A *......................         136,500          285,600
     37,125    Fremont General........................................         571,663        1,071,984
      5,900    Kansas City Life Insurance.............................         293,813          401,200
      3,000    Protective Life........................................          68,216          129,000
     10,000    Provident Companies....................................         180,500          545,000
     46,000    UNUM...................................................         644,644        3,536,250
     45,000    USLIFE.................................................         614,832        2,143,119
                                                                            ----------      -----------
                                                                             3,562,785       10,132,953
                                                                            ----------      -----------

Page 4

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

COMMON STOCKS (continued)

---------------------------------------------------------------------------------------------------------
                                                                                             Value
     Shares                                                                 Cost           (Note 1a)
---------------------------------------------------------------------------------------------------------
               Insurance-Property & Casualty - 20.4%
     39,600    Allmerica Property & Casualty Companies................     $   696,152     $  1,242,450
     36,000    CNA Financial *........................................       1,354,958        4,005,000
    328,000    Chubb..................................................       2,802,937       19,229,000
     40,000    Merchants Group........................................         600,000          720,000
     22,000    Old Republic International.............................         353,680          596,750
    110,375    Orion Capital..........................................       1,613,477        7,064,000
      8,000    Reliance Group Holdings................................          65,480           87,000
     15,200    Trenwick Group.........................................         436,813          748,600
                                                                           -----------      -----------
                                                                             7,923,497       33,692,800
                                                                           -----------      -----------
               Real Estate - 2.7%
     59,850    Forest City Enterprises, Class A.......................         845,723        2,902,725
     31,050    Forest City Enterprises, Class B, Conv.................         364,301        1,548,619
                                                                           -----------      -----------
                                                                             1,210,024        4,451,344
                                                                           -----------      -----------
               Technology - 1.8%
      8,500    Apple Computer.........................................         319,750          138,125
      4,000    First Data.............................................         152,120          146,500
      5,000    Inso *.................................................         192,750          173,125
     12,000    Intel..................................................          99,250        1,702,500
     20,000    National Semiconductor *...............................         313,700          522,500
     13,802    Silicon Graphics *.....................................         280,170          332,973
                                                                           -----------      -----------
                                                                             1,357,740        3,015,723
                                                                           -----------      -----------
               Telecommunications/Media - 0.2%
     15,000    Heritage Media, Class A *..............................         155,595          168,750
      5,800    Time Warner............................................         123,185          237,800
                                                                           -----------      -----------
                                                                               278,780          406,550
                                                                           -----------      -----------
               Transportation - 7.3%
     39,600    AMR *..................................................       1,828,141        3,113,550
    114,000    APL....................................................       1,009,244        2,622,000
     52,000    Airborne Freight.......................................         515,758        1,423,500
     33,000    Canadian Pacific.......................................         528,285          816,750
     42,000    General Dynamics.......................................         928,543        2,824,500
      9,000    Lockheed Martin........................................         308,520          796,500
     23,100    Overseas Shipholding Group.............................         369,929          401,363
                                                                           -----------      -----------
                                                                             5,488,420       11,998,163
                                                                           -----------      -----------
               TOTAL COMMON STOCKS....................................     $45,219,605      147,620,974
                                                                           ===========      ===========

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Net Assets February 28, 1997 (unaudited) (concluded) CORPORATE SHORT-TERM NOTES -- 10.5%

---------------------------------------------------------------------------------------------------------
  Principal                                                                                  Value
   Amount                                                                                  (Note 1a)
---------------------------------------------------------------------------------------------------------
 $5,513,000    American Express Credit, 5.27%, due 03/05/97.........................       $  5,513,808
  6,696,000    Chevron Oil Finance, 5.27%, due 03/03/97.............................          6,698,943
  5,056,000    Ford Motor Credit, 5.28%, due 03/04/97...............................          5,057,484
                                                                                           ------------
               TOTAL CORPORATE SHORT-TERM NOTES.....................................         17,270,235
                                                                                           ------------

               CASH AND RECEIVABLES - 0.1%............................   $   112,637
               LIABILITIES - (0.1)%...................................      (159,230)           (46,593)
                                                                         -----------       ------------
               NET  ASSETS  -  100%  --  equivalent  to  $43.80,   offering  and
                 redemption  price  per  share on  3,763,714  shares of $.01 par value capital stock outstanding:
                 15,000,000 shares authorized.......................................       $164,844,616
                                                                                           ============

               Net Assets Consist of:
               Capital stock........................................................       $     37,637
               Additional paid-in capital...........................................         60,866,497
               Undistributed net investment income..................................             26,659
               Undistributed net realized gain......................................          1,512,454
               Net unrealized appreciation..........................................        102,401,369
                                                                                           ------------
               Net Assets - 100.0%..................................................       $164,844,616
                                                                                           ============

==============================
*Non-income producing security.


                 See accompanying notes to financial statements.
Page 6

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Operations for the six months ended February 28, 1997 (unaudited) Investment Income


Income
Dividends (net of foreign withholding taxes of $27,183) .............................    $  1,254,299
Interest.............................................................................         511,643
                                                                                         ------------
                                                                                            1,765,942

Expenses
Management fee.........................................................    $  769,284
Shareholder services...................................................        33,485
Legal..................................................................        28,960
Custodian..............................................................        23,530
Audit and tax return preparation fees..................................        19,005
Printing...............................................................        10,860
Registration and filing fees...........................................        10,860
Other..................................................................         3,620         899,604
                                                                           ----------    ------------
Net investment income................................................................         866,338
                                                                                         ------------


Net Realized and Unrealized Gain on Investments
Net realized gain on investments.....................................................       2,073,818
Increase in net unrealized appreciation..............................................      26,960,143
                                                                                         ------------
Net realized gain and increase in net unrealized appreciation........................      29,033,961
                                                                                         ------------
Net increase in net assets resulting from operations.................................     $29,900,299
                                                                                         ============

                 See accompanying notes to financial statements.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Changes in Net Assets

                                                                 Six Months Ended         Year Ended
                                                                 February 28, 1997        August 31,
                                                                    (unaudited)              1996
-------------------------------------------------------------------------------------------------------
Operations
Net investment income......................................         $    866,338           $  2,226,491
Net realized gain on investments...........................            2,073,818              5,924,655
Increase in net unrealized appreciation....................           26,960,143              6,598,349
                                                                    ------------          -------------
Net increase in net assets resulting from operations.......           29,900,299             14,749,495
                                                                    ------------          -------------

Distributions to Shareholders from
Net investment income......................................           (2,272,506)           (1,749,572)
Net realized gain on investments...........................           (5,571,305)           (4,957,121)
                                                                    ------------          ------------
                                                                      (7,843,811)           (6,706,693)
                                                                    ------------          ------------
Capital Share Transactions
Proceeds from sales of 119,753 and 541,164 shares,
  respectively.............................................            4,998,310            20,104,930
Net asset value of 149,980 and 157,728 shares, respectively, issued in reinvestment of net investment income and net
  realized gain distributions..............................            6,273,115             5,716,069
Payment for redemption of 253,762 and 621,760 shares,
  respectively.............................................          (10,467,462)          (23,116,339)
                                                                    ------------          ------------
Change in net assets resulting from capital share transactions, representing net increase of 15,971 and 77,132 shares,
  respectively.............................................              803,963             2,704,660
                                                                    ------------          ------------
Total increase in net assets...............................           22,860,451            10,747,462

Net Assets
Beginning of period........................................          141,984,165           131,236,703
                                                                    ------------          ------------
End of period (includes undistributed net investment income of
  $26,659 and $1,432,827, respectively)....................         $164,844,616          $141,984,165
                                                                    ============          ============

                 See accompanying notes to financial statements.
Page 8

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements (unaudited)

1.   Significant Accounting Policies

The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above-average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

           (a) Securities Valuation. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price. If no quotations are readily available (as may be the case for securities of limited marketability), such portfolio securities are valued at a fair value determined pursuant to procedures established by the Board of Directors. Corporate short-term notes with maturities of 60 days or less at date of purchase are valued at cost plus interest earned, which approximates market value.

           (b) Federal Income Taxes. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

           (c) Dividends and Distributions. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are due primarily to deferral of wash sale and post-October losses. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains.

           (d) Other. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements (unaudited) (concluded)

2.   Capital Stock

     There was no payable for Fund shares redeemed at February 28, 1997.

3.   Management Fee and Other Transactions

     The Fund  retains  Salomon  Brothers  Asset  Management  Inc  ("SBAM"),
an indirect  wholly-owned  subsidiary  of  Salomon  Inc  ("Salomon"),   to  act
as investment manager of the Fund subject to supervision by the Board of Directors of the Fund. SBAM furnishes the Fund with office space and pays the compensation of its officers. The management fee for these services is payable monthly at an annual rate of 1% of average daily net assets. The management fee payable at February 28, 1997 was $126,326.

4.   Portfolio Activity

     The cost of securities purchased and proceeds from securities sold (excluding corporate short-term notes) during the six months ended February 28, 1997 aggregated $2,771,320 and $4,800,797, respectively.

     Cost of securities held (excluding corporate short-term notes) on February 28, 1997 for Federal income tax purposes was substantially the same
as for book purposes.   As  of  February  28,  1997,  gross   unrealized
appreciation  and depreciation,  based on cost for Federal income tax purposes,
was approximately $102,666,713   and   $265,344,   respectively,   resulting
in  net   unrealized appreciation of approximately $102,401,369.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Financial Highlights

Selected data per share of capital stock outstanding throughout each period:



                                      Six Months Ended
                                         February 28,                   Year Ended August 31,
                                                         ------------------------------------------------------
                                             1997*       1996       1995        1994       1993         1992
---------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $37.89      $35.75      $31.47     $31.91      $27.64       $25.16
                                            ------      ------      ------     ------      ------       ------

Net investment income............              .24         .60         .45        .42         .57          .36

Net gains (or losses) on securities
  (both realized and unrealized).             7.81        3.38        5.68       1.48        4.85         2.79
                                            ------      ------      ------     ------      ------       ------

  Total from investment operations            8.05        3.98        6.13       1.90        5.42         3.15
                                            ------      ------      ------     ------      ------       ------

Less dividends and distributions:

Dividends from net investment income          (.62)       (.48)       (.37)      (.64)      (.345)        (.50)

Distributions from net realized gain
  on investments.................            (1.52)      (1.36)      (1.48)     (1.70)      (.805)        (.17)
                                            ------      ------      ------     ------      ------       ------

  Total dividends and distributions          (2.14)      (1.84)      (1.85)     (2.34)      (1.15)       (.67)
                                            ------      ------      ------     ------      ------      ------

Net asset value, end of period....          $43.80      $37.89      $35.75     $31.47      $31.91      $27.64
                                            ======      ======      ======     ======      ======      ======

Total investment return based on net
  asset value per share..........            +21.5%      +11.4%      +21.1%      +6.4%      +20.2%      +12.9%

Ratios/Supplemental Data:

Net assets, end of period (thousands)     $164,845    $141,984    $131,237   $118,755    $116,607    $101,679

Ratio of expenses to average net assets       1.17%**     1.18%       1.18%      1.22%       1.23%       1.25%

Ratio of net investment income to
  average net assets.............             1.13%**     1.59%       1.39%      1.29%       1.86%       1.28%

Portfolio turnover rate..........                2%          5%          8%        13%         10%         11%

Average broker commission rate...          $0.5763     $0.0591          --         --          --          --

------------------------
  * Unaudited.
 ** Annualized.


                 See accompanying notes to financial statements.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Directors

IRVING BRILLIANT
      President

BENITO GAGUINE
      Attorney at Law

ROSALIND A. KOCHMAN
      Administrator and counsel,
      Kochman Eye Surgical Facility

IRVING SONNENSCHEIN
      Partner of law firm of Sonnenschein,
      Sherman &Deutsch

Officers


IRVING BRILLIANT
      President and Portfolio Manager

LAWRENCE H. KAPLAN
      Executive Vice President and General Counsel

ALAN M. MANDEL
      Treasurer

JENNIFER G. MUZZEY
      Secretary

JANET S. TOLCHIN
      Assistant Treasurer

NOEL B. DAUGHERTY
      Assistant Secretary

Salomon Brothers Opportunity Fund Inc

      7 World Trade Center
      New York, New York  10048
      1-800-SALOMON (1-800-725-6666)

INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York  10048

DISTRIBUTOR
      Salomon Brothers Inc
      7 World Trade Center
      New York, New York  10048

CUSTODIAN
      Investors Bank & Trust Company
      89 South Street
      Boston, Massachusetts 02111

DIVIDEND DISBURSING AND TRANSFER AGENT
      First Data Investor Services Group, Inc.
      53 State Street
      Boston, Massachusetts  02109-2873

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      New York, New York  10017-3909

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.
--------------------------------------------------------------------------------
Page 12

Salomon Brothers Asset Management
P.O. Box 9109
Boston, MA 02205-9109


                 Salomon Brothers
                 Opportunity Fund Inc



                 Semi-Annual Report
                 FEBRUARY 28, 1997

--------------------------------------------------------------------------------
                        Salomon Brothers Asset Management
--------------------------------------------------------------------------------
                                   FIRST-CLASS
                                  U.S. POSTAGE
                                      PAID
                                   BOSTON, MA
                                PERMIT No. 54201